Fair Value Measurements	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS
The following table sets forth the financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and September 30, 2020 and on a
non-recurring
basis as of December 31, 2019 and September 30, 2020:

		Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/(Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2019:
Short-term investments
Available-for-sale debt securities		890,459

Held-to-maturity debt securities		3,688,854

Long-term investments
Available-for-sale debt security			10,259

Held-to-maturity debt securities		490,799

Prepayment and other assets
Option to purchase equity interests of a listed company			14

Convertible senior notes		14,142,006

As of September 30, 2020:
Short-term investments
Available-for-sale debt securities		791,593

Held-to-maturity debt securities		2,812,298

Long-term investments
Held-to-maturity debt securities		495,533

Convertible senior notes		13,280,458

Non-recurring
As of December 31, 2019:
Long-term investments			—	(169,374)

Intangible assets, net			72,302	(99,096)

Equity investments at fair value without readily determinable fair value			44,198	7,024

As of September 30, 2020:
Long-term investments			—	(73,199)	(10,781)

Equity investments at fair value without readily determinable fair value			101,594	38,100	5,612

Fixed assets			—	(95,111)	(14,008)
Prepayments and other assets			110,000	(48,423)	(7,132)

		Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/(Losses)
	RMB	RMB	RMB	RMB	US$
Mainland China film group – Licensed copyrights as of March 31, 2020			7,186,037	(390,299)	(57,485)

Mainland China film group – Produced content as of March 31, 2020			4,124,114	(209,701)	(30,886)

Produced content monetized on its own			29,907	(186,933)	(27,532)

Recurring
As of September 30, 2020, the Group estimated the fair value of the long-term hel
d
-to-maturity
 debt securities using the income approach, based on quoted market interest rates of similar instruments (Level 2). As the short-term investments usually have original maturities of less than one year
, the carrying values approximate their fair values.
The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its condensed consolidated balance sheets and presents the fair value for disclosure purposes only. The fair value of the convertible senior notes (Note 8) is classified as Level 2 fair value measurements based on dealer quotes.
Non-recurring
The Group measures certain financial assets, including equity method investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. For equity investments accounted for under the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The fair values of the Group’s privately held investments as disclosed are determined based on the observable transaction price of recent rounds of financing and a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. The Group’s long-term investments were determined to be impaired as of March 31, 2020 and June 30, 2020, respectively, and the impairment charges were recognized in the condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020.
The Group uses an income approach to determine the fair value of mobile games in development with the assistance of an independent third-party valuation firm. Judgments involved in determining the fair value of mobile games in development includes forecasts of future cash flows, which are based on the Group’s best estimate of expected revenues and operating costs and expenses, working capital levels, as well as the risk-adjusted discount rate determined based on comparable companies operating in similar businesses and adjusted for an appropriate risk premium for the related asset (Level 3).
In the third quarter of 2020, the Group received a unilateral vacancy notice from a third-party lessor for one of its leased film production premises. The Group considered such notice as an impairment indicator for relevant long-lived assets associated with the leased property, including its related construction in process and leasehold improvements. Therefore, the Group performed an impairment assessment of the relevant long-lived assets based on estimates of the future cash flows that can be recovered from the lessor. An impairment charge of

RMB143,534 (US$21,140)
was recognized as “selling, general and administrative” in the condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020.

The outbreak of coronavirus
(COVID-19)
during the first quarter of 2020 has negatively impacted the Group’s operations and financial performance and resulted in a downward adjustment to forecasted advertising
revenues for the Mainland China film group. As a result, the Group performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Group recognizing an impairment charge of RMB390,299 (US$57,485) related to licensed copyrights and RMB209,701 (US$30,886) related to produced content, respectively. The impairment charge was recognized as cost of revenues in the condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020. The valuation technique and significant unobservable inputs (Level 3) utilized to determine the fair value of the Mainland China film group are as follows:

Asset	Valuation technique	Unobservable inputs	Range
Mainland China film group	Discounted cash flow	Costs and operating expenses attributable to the film group as a percentage of revenue	32%-37%
		Discount rate	15%
In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, the Group performed an assessment to determine whether the fair value was less than unamortized content costs. The Group uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, productions costs required to complete the content and exploitation and participation costs. The Group considers historical performance of similar contents, the forecasted performance and/or preliminary actual performance subsequent to release of the produced content in estimating the fair value. An impairment charge of RMB186,933 (US$27,532) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020.